Real Estate Business Park Acquisitions - Intangible asset amortization Gilroy Road Property (Details) - Gilroy Road Property - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Jul. 01, 2016
In-place leases initial value				$ 277
In-place Leases annual amortization	$ 55	$ 167	$ 55